CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman Equity Funds (1933 Act File No. 002-11357; 1940 Act File No. 811-00582) (“Registrant”) hereby certifies (a) that the form of the prospectus that would have been filed under Rule 497(c) under the 1933 Act with respect to Class R6 shares of Neuberger Berman Guardian Fund and Neuberger Berman Mid Cap Intrinsic Value Fund, each a series of the Registrant, would not have differed from that contained in Post-Effective Amendment No. 215  to the Registrant’s Registration Statement (“Amendment No. 215”) and (b) that Amendment No. 215 was filed electronically.

Dated: April 1, 2019	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary